Redeemable Non-controlling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable Non-controlling Interests
Mezzanine adjustment recognized		$ 0	$ 0
Compensation costs recognized	$ 101,131,000	111,713,000	87,996,000
Redeemable non-controlling interest increased		1,368,000	3,215,000
Redeemable non-controlling interest decreased		$ 4,274,000
Accretion to redeemable non-controlling interests	$ 12,802,000
JM Tech
Redeemable Non-controlling Interests
Term for employment required by founders to be entitled to their proportionate share in existing and future retained earnings	2 years
Compensation costs recognized	$ 11,500,000		23,200,000
Redeemable non-controlling interest increased			$ 20,000,000.0
Amount of accumulated compensation costs reversed	36,200,000
Redeemable non-controlling interest decreased	31,900,000
Reduction in non-controlling interest	$ 4,300,000